Note 16 - Loss Per Share - Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (9,182)	$ (11,053)	$ (38,688)	$ (33,245)	$ (16,969)
Net income attributable to and accretion of redeemable noncontrolling interest	(15)	(617)	(2,942)	(1,974)	(27)
Net loss attributable to AvePoint, Inc.	(9,197)	(11,670)	(41,630)	(35,219)	(16,996)
Total net loss available to common shareholders	$ (9,197)	$ (11,670)	$ (41,630)	$ (68,147)	$ (51,442)
Weighted average common shares outstanding (in shares)	182,818	182,833	181,957	141,596	89,638
Effect of dilutive securities (in shares)	0	0	0	0	0
Weighted average diluted shares (in shares)	182,818	182,833	181,957	141,596	89,638
Basic and diluted loss per share (in dollars per share)	$ (0.05)	$ (0.06)	$ (0.23)	$ (0.48)	$ (0.57)